CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	$ 138	$ (66)	$ (45)
Other comprehensive income that will not be reclassified to net income
Revaluations of property, plant and equipment	3,745	4,573	4,112
Actuarial gain (loss) on defined benefit plans	21	30	(1)
Deferred income taxes on above items	(852)	(1,170)	(934)
Unrealized (loss) gain on investments in equity securities	(11)	3	(1)
Equity-accounted investments	(35)	184	12
Total items that will not be reclassified to net income	2,868	3,620	3,188
Other comprehensive income that may be reclassified to net income
Foreign currency translation	(647)	(859)	(840)
Gains (losses) arising during the year on financial instruments designated as cash-flow hedges	175	(64)	(27)
Gain (loss) on foreign exchange swaps – net investment hedge	63	64	(35)
Reclassification adjustments for amounts recognized in net income	148	43	(39)
Deferred income taxes on above items	(87)	(2)	10
Equity-accounted investments	(30)	(36)	17
Total items that may be reclassified subsequently to net income	(378)	(854)	(914)
Other comprehensive income	2,490	2,766	2,274
Comprehensive income	2,628	2,700	2,229
Comprehensive income attributable to:
Preferred limited partners’ equity	44	55	54
Limited partners’ equity	381	628	393
Participating non-controlling interests – in operating subsidiaries
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	334	209	180
Other comprehensive income that may be reclassified to net income
Other comprehensive income	1,248	839	1,112
Comprehensive income attributable to:
Non-controlling interests	1,582	1,048	1,292
General partnership interest in a holding subsidiary held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	92	77	62
Other comprehensive income that may be reclassified to net income
Other comprehensive income	8	12	8
Comprehensive income attributable to:
Non-controlling interests	100	89	70
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	(117)	(135)	(133)
Other comprehensive income that may be reclassified to net income
Other comprehensive income	387	579	413
Comprehensive income attributable to:
Non-controlling interests	270	444	280
BEPC exchangeable shares
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	(104)	(119)	(49)
Other comprehensive income that may be reclassified to net income
Other comprehensive income	342	513	152
Comprehensive income attributable to:
Non-controlling interests	238	394	103
Preferred equity
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	26	26	25
Other comprehensive income that may be reclassified to net income
Other comprehensive income	(42)	4	12
Comprehensive income attributable to:
Non-controlling interests	(16)	30	37
Perpetual subordinated notes
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	29	12
Comprehensive income attributable to:
Non-controlling interests	$ 29	$ 12	$ 0